GS Mortgage-Backed Securities Trust 2020-PJ6 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 12/1/2020 8:52:57 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	17	0.00%	491
Amortization Term	0	13	0.00%	491
Amortization Type	0	16	0.00%	491
Appraised Value	0	3	0.00%	491
Available for Reserves	0	1	0.00%	491
Balloon Flag	0	483	0.00%	491
Borrower Citizenship	0	2	0.00%	491
Borrower First Name	0	485	0.00%	491
Borrower FTHB	0	1	0.00%	491
Borrower Last Name	0	490	0.00%	491
Borrower Qualifying FICO	1	2	50.00%	491
Borrower SSN	0	483	0.00%	491
City	0	490	0.00%	491
Coborrower Citizenship	0	2	0.00%	491
Coborrower First Name	0	2	0.00%	491
Coborrower Last Name	1	4	25.00%	491
Coborrower Qualifying FICO	1	2	50.00%	491
Contract Sales Price	0	4	0.00%	491
Doc Type	0	2	0.00%	491
Escrow Account	0	122	0.00%	491
First Payment Date	0	8	0.00%	491
Fixed Initial Payment Duration	0	1	0.00%	491
Has FTHB	0	342	0.00%	491
Initial Rate Lock Date	0	2	0.00%	491
Interest Rate Life Max	0	1	0.00%	491
Investor: Qualifying Total Debt Ratio	0	491	0.00%	491
Lender	0	479	0.00%	491
Lien Position	0	15	0.00%	491
LTV Valuation Value	0	5	0.00%	491
Margin	0	1	0.00%	491
Maturity Date	0	6	0.00%	491
MERS Min Number	0	2	0.00%	491
Monthly HOA Dues	0	2	0.00%	491
Mortgage Type	0	23	0.00%	491
Note Date	2	15	13.33%	491
Occupancy	0	491	0.00%	491
Original CLTV	0	491	0.00%	491
Original Interest Rate	0	491	0.00%	491
Original Loan Amount	0	491	0.00%	491
Original LTV	0	491	0.00%	491
Original P&I	0	3	0.00%	491
Original Term	0	3	0.00%	491
Originator Application Date	0	2	0.00%	491
Originator Loan Designation	0	483	0.00%	491
PITIA Reserves Months	0	462	0.00%	491
Product Description	0	482	0.00%	491
Property Type	1	491	0.20%	491
Purpose	0	490	0.00%	491
Refi Purpose	1	20	5.00%	491
Representative FICO	1	489	0.20%	491
State	0	491	0.00%	491
Street	0	490	0.00%	491
Zip	0	491	0.00%	491
Total	8	10,869	0.00%	491